Schedule of Concentration Risk of Total Fleet Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	17.80%	14.80%	13.80%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	13.30%	13.50%	13.70%
Customer C
Capital Leased Assets [Line Items]
Percentage of lease rental income	9.70%	8.70%	8.70%